Segmental information - additional information (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Consolidated revenue by destination
Consolidated sales revenue by destination(a)

Six months ended 30 June	2025%	2024%	2025 US$m	2024 US$m
Greater China	55.2	58.1	14,832	15,569
US	17.9	16.0	4,801	4,288
Asia (excluding Greater China and Japan)	6.8	6.9	1,820	1,834
Japan	6.0	6.6	1,612	1,769
Europe (excluding UK)	5.5	5.1	1,489	1,373
Canada	3.0	3.0	813	800
Australia	1.7	1.8	449	489
UK	0.2	0.2	44	64
Other countries	3.7	2.3	1,013	616
Consolidated sales revenue	100.0	100.0	26,873	26,802
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product's destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.
Consolidated sales revenue by product
Consolidated sales revenue by product

Six months ended 30 June	Revenue from contracts with customers 2025 US$m	Other revenue 2025 US$m	Consolidated sales revenue(a) 2025 US$m	Revenue from contracts with customers 2024 US$m	Other revenue 2024 US$m	Consolidated sales revenue(a) 2024 US$m
Iron ore	13,408	(224)	13,184	16,572	(527)	16,045
Aluminium, alumina and bauxite	7,365	46	7,411	6,105	54	6,159
Copper	2,952	139	3,091	2,194	33	2,227
Industrial minerals (comprising titanium dioxide slag, zircon, borates and salt)	1,204	(4)	1,200	1,173	(2)	1,171
Gold	681	12	693	345	5	350
Lithium	308	—	308	—	—	—
Other products and freight services(b)	988	(2)	986	850	—	850
Consolidated sales revenue	26,906	(33)	26,873	27,239	(437)	26,802
(a)Consolidated sales revenue includes both revenue from contracts with customers, accounted for under IFRS 15 “Revenue from Contracts with Customers”, and subsequent movements in provisionally priced receivables, accounted for under IFRS 9, and included in “Other revenue” above.
(b)“Other products and freight services” includes metallic co-products, diamonds, molybdenum, silver and other commodities.